Note 3 - Summary of Significant Accounting Policies: Net Loss Per Share, Basic and Diluted (Policies)	3 Months Ended
Mar. 31, 2013
Policies
Net Loss Per Share, Basic and Diluted

Net Loss Per Share, basic and diluted

The Company has adopted Accounting Standards Codification Subtopic 260-10, Earnings Per Share (“ASC 260-10) specifying the computation, presentation and disclosure requirements of earning per share information. Basic loss per share has been computed by dividing net loss available to common shareholders by the weighted average number of common shares outstanding for the period. There were no diluted shares as of March 31, 2013 and 2012.